Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of lease expense
	Year ended December 31,
	2020	2019

Operating lease	$4,544	$3,857
Short-term lease	34	131

Total lease expense	$4,578	$3,988

Schedule of future maturities of operating lease liabilities
2021	$4,506
2022	3,544
2023	2,604
2024	2,458
2025 and after	11,812

Total operating lease payments	$24,924

Less - imputed interest	2,279

Present value of lease liabilities	$22,645